Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Goodwill

The following table shows the changes in goodwill by reportable segment and in total:

December 31	Mid- America Group	Southeast Group	West Group	Cement	Total
(add 000)	2014
Balance at beginning of period	$263,967	$50,346	$302,308	$—	$616,621
Division reorganization	18,150	—	(18,150)	—	—
Acquisitions	—	—	600,372	883,900	1,484,272
Divestitures	—	—	(32,094)	—	(32,094)
Balance at end of period	$282,117	$50,346	$852,436	$883,900	$2,068,799
	2013
Balance at beginning of period	$263,868	$50,001	$302,335	$—	$616,204
Acquisitions	99	345	—	—	444
Adjustments to purchase price allocations	—	—	(27)	—	(27)
Balance at end of period	$263,967	$50,346	$302,308	$—	$616,621

Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2014
Noncompetition agreements	$6,274	$(5,971)	$303
Customer relationships	36,610	(7,654)	28,956
Operating permits	498,462	(5,575)	492,887
Use rights and other	15,385	(6,940)	8,445
Trade names	12,800	(1,143)	11,657
Total	$569,531	$(27,283)	$542,248
	2013
Noncompetition agreements	$6,274	$(5,583)	$691
Customer relationships	20,660	(6,160)	14,500
Operating permits	6,800	(1,394)	5,406
Use rights and other	10,115	(6,156)	3,959
Total	$43,849	$(19,293)	$24,556

Intangible Assets Deemed to Indefinite Life and Not Being Amortized

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Cement	Magnesia Specialties	Total
(add 000)	2014
Operating permits	$6,600	$—	$—	$6,600
Use rights	9,385	20,027	—	29,412
Trade names	—	14,380	2,565	16,945
Total	$15,985	$34,407	$2,565	$52,957
	2013
Operating permits	$11,635	$—	$—	$11,635
Use rights	9,835	—	—	9,835
Trade names	—	—	2,565	2,565
Total	$21,470	$—	$2,565	$24,035

Schedule of Acquired Intangibles

During 2014, the Corporation acquired $559,277,000 of intangibles from the Texas Industries Inc. (“TXI”) acquisition, consisting of the following:

(add 000)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$20,150	12.0 years
Operating permits	487,100	87.3 years
Use rights and other	4,820	8.2 years
Trade names	12,800	6.0 years
	524,870	81.7 years
Not subject to amortization:
Trade names	14,380	N/A
Use rights	20,027
	34,407
Total	$559,277

Estimated Amortization Expense of Intangible Assets

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2015	$14,488
2016	14,183
2017	14,044
2018	13,153
2019	11,847
Thereafter	474,533
Total	$542,248